Deposits	12 Months Ended
Dec. 31, 2022
Interbank Deposits And Securities Purchased Under Agreements To Resell
Deposits

Note 15 - Deposits

	12/31/2022			12/31/2021
	Current	Non-current	Total	Current	Non-current	Total
Interest-bearing deposits	376,238	372,635	748,873	334,808	356,620	691,428
Savings deposits	179,764	-	179,764	190,601	-	190,601
Interbank deposits	4,821	73	4,894	3,490	286	3,776
Time deposits	191,653	372,562	564,215	140,717	356,334	497,051
Non-interest bearing deposits	122,565	-	122,565	158,944	-	158,944
Demand deposits	117,587	-	117,587	158,116	-	158,116
Other deposits	4,978	-	4,978	828	-	828
Total	498,803	372,635	871,438	493,752	356,620	850,372